Stock Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure Text Block
Stock Based Compensation

Note 17 Stock-Based Compensation

TDS Consolidated

The following table summarizes stock-based compensation expense recognized during 2015, 2014 and 2013:

Year Ended December 31,	2015	2014	2013
(Dollars in thousands)
Stock option awards	$18,431	$15,802	$12,973
Restricted stock unit awards	20,067	17,968	15,535
Deferred compensation bonus and matching stock unit awards	622	690	550
Awards under Non-Employee Director compensation plan	1,280	1,333	1,280
Total stock-based compensation, before income taxes	40,400	35,793	30,338
Income tax benefit	(15,267)	(13,519)	(11,459)
Total stock-based compensation expense, net of income taxes	$25,133	$22,274	$18,879

At December 31, 2015, unrecognized compensation cost for all stock‑based compensation awards was $42.8 million and is expected to be recognized over a weighted average period of 1.9 years.

The following table provides a summary of the stock-based compensation expense included in the Consolidated Statement of Operations for the years ended:

December 31,	2015	2014	2013
(Dollars in thousands)
Selling, general and administrative expense	$37,465	$32,505	$27,130
Cost of services and products	2,935	3,288	3,208
Total stock-based compensation	$40,400	$35,793	$30,338

TDS’ tax benefits realized from the exercise of stock options and other awards totaled $7.7 million in 2015.

TDS (Excluding U.S. Cellular)

The information in this section relates to stock‑based compensation plans using the equity instruments of TDS.  Participants in these plans are employees of TDS Corporate and TDS Telecom and Non-employee Directors of TDS.  Information related to plans using the equity instruments of U.S. Cellular are shown in the U.S. Cellular section following the TDS section.

Under the TDS Long-Term Incentive Plans, TDS may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees.

TDS had reserved 17,389,000 Common Shares at December 31, 2015 for equity awards granted and to be granted under the TDS Long-Term Incentive Plans in effect.  At December 31, 2015, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, and deferred compensation stock unit awards.

TDS has also established a Non-Employee Directors’ compensation plan under which it has reserved 139,000 TDS Common Shares at December 31, 2015 for issuance as compensation to members of the Board of Directors who are not employees of TDS.

TDS uses treasury stock to satisfy requirements for shares issued pursuant to its various stock-based compensation plans.

Long-Term Incentive Plan – Stock Options – Stock options granted to key employees are exercisable over a specified period not in excess of ten years.  Stock options generally vest over periods up to three years from the date of grant.  Stock options outstanding at December 31, 2015 expire between 2016 and 2025.  However, vested stock options typically expire 30 days after the effective date of an employee’s termination of employment for reasons other than retirement.  Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options.  The exercise price of options equals the market value of TDS common stock on the date of grant.

TDS estimated the fair value of stock options granted in 2015, 2014 and 2013 using the Black Scholes valuation model and the assumptions shown in the table below:

	2015	2014	2013
Expected life	6.1 years	5.8 years	5.7 years
Expected annual volatility rate	30.8%	39.6%	41.0%
Dividend yield	1.9%	2.0%	2.3%
Risk-free interest rate	1.8%	1.8%	1.0%
Estimated annual forfeiture rate	3.2%	2.9%	2.9%

A summary of TDS stock options (total and portion exercisable) and changes during 2015, is presented in the tables and narrative below.

				Weighted
				Average
		Weighted		Remaining
		Average	Aggregate	Contractual
	Number of	Exercise	Intrinsic	Life
Common Share Options	Options	Prices	Value	(in years)
Outstanding at December 31, 2014	9,140,000	$30.25
(6,487,000 exercisable)		32.93
Granted	998,000	29.26
Exercised	(575,000)	23.11
Forfeited	(21,000)	26.30
Expired	(407,000)	37.09
Outstanding at December 31, 2015	9,135,000	$30.29	$9,531,000	5.3
(6,009,000 exercisable)		$32.54	$5,548,000	3.8

The weighted average grant date fair value per share of the TDS stock options granted in 2015, 2014 and 2013 was $7.66, $8.66 and $7.01, respectively.  The aggregate intrinsic value of TDS stock options exercised in 2015, 2014 and 2013 was $3.8 million, $0.2 million and $2.5 million, respectively.  The aggregate intrinsic value represents the total pre-tax intrinsic value (the difference between TDS’ closing stock prices and the exercise price, multiplied by the number of in-the-money options) that was received by the option holders upon exercise or that would have been received by option holders had all options been exercised on December 31, 2015.

Long-Term Incentive Plans – Restricted Stock Units – TDS also grants restricted stock unit awards to key employees. Each outstanding restricted stock unit is convertible into one Common Share Award. The restricted stock unit awards currently outstanding were granted in 2013, 2014 and 2015 and will vest in 2016, 2017 and 2018, respectively.

TDS estimates the fair value of restricted stock units by reducing the grant-date price of TDS’ shares by the present value of the dividends expected to be paid on the underlying shares during the requisite service period, discounted at the appropriate risk-free interest rate, since employees are not entitled to dividends declared on the underlying shares while the restricted stock is unvested.  The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.

A summary of TDS nonvested restricted stock units and changes during 2015, is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average
		Grant Date
		Fair Value
Nonvested at December 31, 2014	692,000	$23.20
Granted	368,000	$27.57
Forfeited	(16,000)	$25.60
Nonvested at December 31, 2015	1,044,000	$24.70

No restricted stock units vested during 2015.  The total fair values as of the respective vesting dates of restricted stock units vested during 2014 and 2013 were $7.5 million and $5.8 million, respectively. The weighted average grant date fair value per share of the restricted stock units granted in 2015, 2014 and 2013 was $27.57, $25.26 and $21.09, respectively.

Long-Term Incentive Plans – Deferred Compensation Stock Units – Certain TDS employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred.  All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in TDS Common Share units.  The amount of TDS’ matching contribution depends on the portion of the annual bonus that is deferred.  Participants receive a 25% stock unit match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in TDS Common Share units.

The total fair values of deferred compensation stock units that vested during 2015, 2014 and 2013 were $0.1 million, $0.1 million and $0.1 million, respectively.  The weighted average grant date fair value per share of the deferred compensation stock units granted in 2015, 2014 and 2013 was $25.36, $23.27 and $21.99, respectively. As of December 31, 2015, there were 261,000 vested but unissued deferred compensation stock units valued at $6.8 million.

Compensation of Non-Employee Directors – TDS issued 28,000, 33,000 and 33,000 Common Shares under its Non-Employee Director plan in 2015, 2014 and 2013, respectively.

Dividend Reinvestment Plans (“DRIP”) – TDS had reserved 605,000 Common Shares at December 31, 2015, for issuance under Automatic Dividend Reinvestment and Stock Purchase Plans and 107,000 Series A Common Shares for issuance under the Series A Common Share Automatic Dividend Reinvestment Plan.  These plans enabled holders of TDS’ Common Shares and Preferred Shares to reinvest cash dividends in Common Shares and holders of Series A Common Shares to reinvest cash dividends in Series A Common Shares.  The purchase price of the shares is 95% of the market value, based on the average of the daily high and low sales prices for TDS’ Common Shares on the New York Stock Exchange for the ten trading days preceding the date on which the purchase is made.  These plans are considered non-compensatory plans; therefore no compensation expense is recognized for stock issued under these plans.

U.S. Cellular

The information in this section relates to stock‑based compensation plans using the equity instruments of U.S. Cellular.  Participants in these plans are employees of U.S. Cellular and Non-employee Directors of U.S. Cellular.  Information related to plans using the equity instruments of TDS are shown in the previous section.

U.S. Cellular has established the following stock‑based compensation plans: Long-Term Incentive Plans and a Non-Employee Director compensation plan.

Under the U.S. Cellular Long-Term Incentive Plans, U.S. Cellular may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees.  At December 31, 2015, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, and deferred compensation stock unit awards.

Under the Non-Employee Director compensation plan, U.S. Cellular may grant Common Shares to members of the Board of Directors who are not employees of U.S. Cellular or TDS.

On June 25, 2013, U.S. Cellular paid a special cash dividend to all holders of U.S. Cellular Common Shares and Series A Common Shares as of June 11, 2013.  Outstanding U.S. Cellular stock options, restricted stock unit awards and deferred compensation stock units were equitably adjusted for the special cash dividend.  The impact of such adjustments are fully reflected for all years presented.  See Note 5 — Earnings Per Share for additional information.

At December 31, 2015, U.S. Cellular had reserved 9,340,000 Common Shares for equity awards granted and to be granted under the Long-Term Incentive Plans and 183,000 Common Shares for issuance under the Non-Employee Director compensation plan.

U.S. Cellular uses treasury stock to satisfy requirements for Common Shares issued pursuant to its various stock-based compensation plans.

Long-Term Incentive Plans – Stock Options – Stock options granted to key employees are exercisable over a specified period not in excess of ten years.  Stock options generally vest over a period of three years from the date of grant.  Stock options outstanding at December 31, 2015 expire between 2016 and 2025.  However, vested stock options typically expire 30 days after the effective date of an employee’s termination of employment for reasons other than retirement.  Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options.  The exercise price of options equals the market value of U.S. Cellular Common Shares on the date of grant.

U.S. Cellular estimated the fair value of stock options granted during 2015, 2014 and 2013 using the Black-Scholes valuation model and the assumptions shown in the table below.

	2015	2014	2013
Expected life	4.6 years	4.5 years	4.6-9.0 years
Expected annual volatility rate	30.1%	28.0%-28.1%	29.2%-39.6%
Dividend yield	0%	0%	0%
Risk-free interest rate	1.2%	1.4%-1.5%	0.7%-2.4%
Estimated annual forfeiture rate	9.7%	9.4%	0.0%-8.1%

The fair value of options is recognized as compensation cost using an accelerated attribution method over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular stock options outstanding (total and portion exercisable) and changes during 2015, is presented in the table below:

				Weighted
				Average
		Weighted		Remaining
		Average	Aggregate	Contractual
	Number of	Exercise	Intrinsic	Life
Common Share Options	Options	Price	Value	(in years)
Outstanding at December 31, 2014	3,388,000	$41.51
(1,586,000 exercisable)		45.28
Granted	1,279,000	36.42
Exercised	(321,000)	32.94
Forfeited	(110,000)	37.57
Expired	(134,000)	43.77
Outstanding at December 31, 2015	4,102,000	$40.62	$11,292,000	6.8
(1,849,000 exercisable)		$44.33	$3,733,000	4.6

The weighted average grant date fair value per share of the U.S. Cellular stock options granted in 2015, 2014 and 2013 was $9.94, $10.68 and $11.53, respectively.  The aggregate intrinsic value of U.S. Cellular stock options exercised in 2015, 2014 and 2013 was $2.1 million, $2.0 million and $6.8 million, respectively.  The aggregate intrinsic value represents the total pre-tax intrinsic value (the difference between U.S. Cellular’s closing stock price and the exercise price multiplied by the number of in-the-money options) that was received by the option holders upon exercise or that would have been received by option holders had all options been exercised on December 31, 2015.

Long-Term Incentive Plans – Restricted Stock Units – U.S. Cellular grants restricted stock unit awards, which generally vest after three years, to key employees.

U.S. Cellular estimates the fair value of restricted stock units based on the closing market price of U.S. Cellular shares on the date of grant.  The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular nonvested restricted stock units at December 31, 2015 and changes during the year then ended is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average
		Grant Date
		Fair Value
Nonvested at December 31, 2014	1,142,000	$35.60
Granted	478,000	37.24
Vested	(349,000)	34.05
Forfeited	(77,000)	35.76
Nonvested at December 31, 2015	1,194,000	$36.70

The total fair value of restricted stock units that vested during 2015, 2014 and 2013 was $12.9 million, $11.1 million and $8.8 million, respectively.  The weighted average grant date fair value per share of the restricted stock units granted in 2015, 2014 and 2013 was $37.24, $41.24 and $32.06, respectively.

Long-Term Incentive Plans – Deferred Compensation Stock Units – Certain U.S. Cellular employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred.  All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in U.S. Cellular Common Share stock units.  The amount of U.S. Cellular’s matching contribution depends on the portion of the annual bonus that is deferred.  Participants receive a 25% match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in U.S. Cellular Common Share stock units.

The total fair value of deferred compensation stock units that vested during 2015 and 2013 was $0.2 million and less than $0.1 million, respectively.  The weighted average grant date fair value per share of the deferred compensation stock units granted in 2015 and 2013 was $35.96 and $31.50, respectively.  There were no deferred compensation stock units granted or that vested during 2014.  As of December 31, 2015, there were 6,000 vested but unissued deferred compensation stock units valued at $0.2 million.

Compensation of Non-Employee Directors – U.S. Cellular issued 15,000, 14,200 and 13,000 Common Shares in 2015, 2014 and 2013, respectively, under its Non-Employee Director compensation plan.